Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts and Other Customer Financing Activity [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at December 31	$ 488	$ 456	$ 467	$ 553
Provision charged to income	54	88	64
Doubtful accounts written off (net)	37	82	105
Other adjustments	15	(17)	(45)
Future Income Tax Benefits - Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at December 31	605	582	545	$ 591
Additions charged to income tax expense	61	45	32
Additions charged to goodwill, due to acquisitions	25
Reductions credited to income tax expense	25	29	61
Other adjustments	$ (38)	$ 21	$ (17)